CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other comprehensive income/(loss), tax		¥ 0	¥ 0
Foreign currency translation difference, tax		0	0
Research and development expenses
Services rendered from related party	$ 125,440	873,288	223,732
Online marketplace services
Services rendered from related party	$ 204,658	¥ 1,424,786	¥ 1,042,630